Income Tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current tax expense/(benefit)
Current year	€ 41	€ 6	€ 5
Changes in estimates in respect to prior year	0	1	(1)
Total current tax expense/(benefit)	41	7	4
Deferred tax (benefit)/expense
Temporary differences	(123)	(5)	(1)
Change in recognition of deferred tax	(14)	0	0
Change in tax rates	1	0	1
Total deferred tax expense/(benefit)	(136)	(5)	0
Income tax (benefit)/expense	€ (95)	€ 2	€ 4